(Impairments)/reversal of impairments - Narrative (Details) - ZAR (R) R in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss, PPE			R 9,113	R 38,492	R 1
Impairment loss recognised in profit or loss			9,173	47,013
Stillwater
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss, PPE			8,825
Impairment loss recognised in profit or loss			R 8,825	38,900
Sandouville nickel refinery
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss	R 221	R 221		1,606
Marikana Assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss		112
Klipfontein Assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss		11
Mining assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss, PPE				16,844
Mining assets | Stillwater
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss, PPE	1,292	R 7,499		10,222
Mining assets | Stillwater | Non-current assets held for sale
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss, PPE	R 34
Mining assets | Sandouville nickel refinery
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss, PPE				R 1,430